Income Tax (Net Deferred Income Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax assets:
Policyholder liabilities and receivables	$ 1,734	$ 3,022
Net operating loss carryforwards	1,229	1,293
Employee benefits	1,094	1,068
Capital loss carryforwards	9	26
Tax credit carryforwards	1,264	1,733
Litigation-related and government mandated	260	315
Other	858	831
Total gross deferred income tax assets	6,448	8,288
Less: Valuation allowance	203	224
Total net deferred income tax assets	6,245	8,064
Deferred income tax liabilities:
Investments, including derivatives	4,469	4,554
Intangibles	1,606	1,877
Net unrealized investment gains	5,639	7,971
DAC	5,000	5,153
Other	123	330
Total deferred income tax liabilities	16,837	19,885
Deferred tax assets and liabilities [Abstract]
Net deferred income tax asset (liability)	$ (10,592)	$ (11,821)